Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	$ 19,418	$ 15,995
Operating income (loss) by geographic area	(56,700)	(72,743)
Net income (loss) by geographic area	(66,304)	(70,130)
As of December 31, 2022:
Identifiable assets by geographic area	57,635	156,673
Long lived assets by geographic area		38,448
Goodwill by geographic area
Reportable Geographical Components [Member] | Previously Reported [Member]
As of December 31, 2022:
Long lived assets by geographic area	26,513
Goodwill by geographic area		7,673
Geography Eliminations [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	(3,091)	(3,251)
Operating income (loss) by geographic area	(3)	(11)
Net income (loss) by geographic area
As of December 31, 2022:
Identifiable assets by geographic area	(102,223)	(88,121)
Long lived assets by geographic area
Goodwill by geographic area
Geography Eliminations [Member] | Previously Reported [Member]
As of December 31, 2022:
Long lived assets by geographic area
Goodwill by geographic area
Discontinued Operations [Member] | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	(8,470)	(6,368)
Operating income (loss) by geographic area	27,894	42,922
Net income (loss) by geographic area	28,075	37,720
As of December 31, 2022:
Identifiable assets by geographic area
Long lived assets by geographic area		(25,070)
Goodwill by geographic area
Discontinued Operations [Member] | Reportable Geographical Components [Member] | Previously Reported [Member]
As of December 31, 2022:
Long lived assets by geographic area	(20,659)
Goodwill by geographic area		(5,546)
Continuing Operations [Member] | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	10,948	9,627
Operating income (loss) by geographic area	(28,806)	(29,821)
Net income (loss) by geographic area	(38,229)	(32,410)
As of December 31, 2022:
Identifiable assets by geographic area	57,635	156,673
Long lived assets by geographic area		13,378
Goodwill by geographic area
Continuing Operations [Member] | Reportable Geographical Components [Member] | Previously Reported [Member]
As of December 31, 2022:
Long lived assets by geographic area	5,854
Goodwill by geographic area		2,127
UNITED STATES | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	13,458	10,990
Operating income (loss) by geographic area	(42,852)	(60,450)
Net income (loss) by geographic area	(51,936)	(57,516)
As of December 31, 2022:
Identifiable assets by geographic area	133,382	216,338
Long lived assets by geographic area		27,773
Goodwill by geographic area
UNITED STATES | Reportable Geographical Components [Member] | Previously Reported [Member]
As of December 31, 2022:
Long lived assets by geographic area	18,097
Goodwill by geographic area		5,915
CANADA | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	2,061	2,638
Operating income (loss) by geographic area	(7,177)	(6,451)
Net income (loss) by geographic area	(7,770)	(6,882)
As of December 31, 2022:
Identifiable assets by geographic area	5,484	7,191
Long lived assets by geographic area		5,864
Goodwill by geographic area
CANADA | Reportable Geographical Components [Member] | Previously Reported [Member]
As of December 31, 2022:
Long lived assets by geographic area	4,788
Goodwill by geographic area		480
INDIA | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	1,830	1,626
Operating income (loss) by geographic area	208	146
Net income (loss) by geographic area	138	124
As of December 31, 2022:
Identifiable assets by geographic area	682	675
Long lived assets by geographic area		181
Goodwill by geographic area
INDIA | Reportable Geographical Components [Member] | Previously Reported [Member]
As of December 31, 2022:
Long lived assets by geographic area	101
Goodwill by geographic area
GERMANY | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	4,583	3,593
Operating income (loss) by geographic area	(6,121)	(5,629)
Net income (loss) by geographic area	(5,982)	(5,505)
As of December 31, 2022:
Identifiable assets by geographic area	19,599	20,238
Long lived assets by geographic area		4,624
Goodwill by geographic area
GERMANY | Reportable Geographical Components [Member] | Previously Reported [Member]
As of December 31, 2022:
Long lived assets by geographic area	3,308
Goodwill by geographic area		1,278
UNITED KINGDOM | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	406	392
Operating income (loss) by geographic area	17	(2)
Net income (loss) by geographic area	20	(5)
As of December 31, 2022:
Identifiable assets by geographic area	277	283
Long lived assets by geographic area		2
Goodwill by geographic area
UNITED KINGDOM | Reportable Geographical Components [Member] | Previously Reported [Member]
As of December 31, 2022:
Long lived assets by geographic area	1
Goodwill by geographic area
IRELAND | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	6	7
Operating income (loss) by geographic area	(673)	(346)
Net income (loss) by geographic area	(673)	(346)
As of December 31, 2022:
Identifiable assets by geographic area	19	69
Long lived assets by geographic area		4
Goodwill by geographic area
IRELAND | Reportable Geographical Components [Member] | Previously Reported [Member]
As of December 31, 2022:
Long lived assets by geographic area	4
Goodwill by geographic area
PHILIPPINES | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	165
Operating income (loss) by geographic area	(99)
Net income (loss) by geographic area	(101)
As of December 31, 2022:
Identifiable assets by geographic area	415
Long lived assets by geographic area
Goodwill by geographic area
PHILIPPINES | Reportable Geographical Components [Member] | Previously Reported [Member]
As of December 31, 2022:
Long lived assets by geographic area	$ 214
Goodwill by geographic area